SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in the Trust Account	$ 69,388,517	$ 67,813,020